Offerings - Offering: 1	Feb. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1 per share
Amount Registered | shares	10,600,000
Proposed Maximum Offering Price per Unit	390.115
Maximum Aggregate Offering Price	$ 4,135,219,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 571,073.75
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional indeterminable number of shares of Common Stock, par value $1 per share ("Common Stock"), that may become issuable under the Rockwell Automation, Inc. 2026 Long-Term Incentives Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The maximum offering price per share and the maximum aggregate offering price are based on a price of $390.115 per share, which is the average of the high and low sales prices of shares of Common Stock on The New York Stock Exchange on February 13, 2026.